                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number: ______________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    McCarthy Group Advisors, L.L.C.
Address: 1125 South 103rd Street, Suite 250
         Omaha, Nebraska
         68124

Form 13F File Number: 28-10977

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Andrea McMahon
Title: Treasurer
Phone: (402) 393-1300

Signature, Place, and Date of Signing:


      /s/ Andrea McMahon               Omaha, Nebraska                  8/5/09
------------------------------   ---------------------------   -----------------
          [Signature]                   [City, State]                [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name
----------------------   ----

28-___________________   _____________________________________________________

[Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1
Form 13F Information Table Entry Total:        138
Form 13F Information Table Value Total:   $212,430
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.    Form 13F File Number   Name
----   --------------------   ----
NONE   28-10990               MGA Holdings, L.L.C.

[Repeat as necessary.]

McCarthy Group Advisors, L.L.C.
FORM 13F
30-Jun-09

                                                                                                             Voting Authority
                                Title of                  Value    Shares/  Sh/  Put/  Invstmt    Other   ---------------------
Name of Issuer                    class       CUSIP     (x$1000)  Prn Amt   Prn  Call  Dscretn  Managers   Sole   Shared   None
--------------                  --------  ------------  --------  --------  ---  ----  -------  --------  ------  ------  -----
Abbott Laboratories             COM       002824100         4945    105131  SH         Defined            102931           2200
Ambassadors Group Inc           COM       023177108          233     16900  SH         Defined             16900
Amedisys Inc                    COM       023436108          347     10500  SH         Defined             10500
American Dental Partners        COM       025353103          659     72658  SH         Defined             72658
American Equity Invt Life       COM       025676206          143     25700  SH         Defined             25700
American Express Co             COM       025816109         2322     99909  SH         Defined             98559           1350
Amer Intl Group Inc             COM       026874107           58     50195  SH         Defined             50195
American States Water Co        COM       029899101          710     20495  SH         Defined             20495
Anadarko Petroleum              COM       032511107          958     21110  SH         Defined             21110
Apache Corp                     COM       037411105         1474     20425  SH         Defined             20340             85
Apogee Enterprises Inc          COM       037598109          392     31900  SH         Defined             31900
Atwood Oceanics Inc             COM       050095108          409     16400  SH         Defined             16400
Automatic Data Process          COM       053015103         3725    105099  SH         Defined            102324           2775
Avnet Inc                       COM       053807103          210     10000  SH         Defined             10000
Bear Stearns Cos Inc Alerian M  COM       073902835          530     19700  SH         Defined             17500           2200
Berkshire Hathaway, Inc. Cl A   COM       084670108          450         5  SH         Defined                 5
Berkshire Hathaway Inc Cl B     COM       084670207         6707      2316  SH         Defined              2213            103
Berry Petroleum Co Cl A         COM       085789105          309     16600  SH         Defined             16600
Boston Private Financial Hldg   COM       101119105           56     12400  SH         Defined             12400
Bristol Myers Squibb Co         COM       110122108         3299    162420  SH         Defined            160480           1940
CVS/Caremark Corp               COM       126650100         7044    221015  SH         Defined            215165           5850
Chattem Inc                     COM       162456107          303      4450  SH         Defined              4450
Chesapeake Energy Corp          COM       165167107         2168    109305  SH         Defined            106620           2685
Coca-Cola Co                    COM       191216100          649     13518  SH         Defined             12780            738
Conagra Inc                     COM       205887102         3960    207787  SH         Defined            201162           6625
Daktronics Inc                  COM       234264109          166     21500  SH         Defined             21500
DuPont (EI) De Nemours          COM       263534109          209      8175  SH         Defined              8175
Ebay Inc                        COM       278642103          681     39728  SH         Defined             39728
Emerson Electric Co             COM       291011104         3955    122065  SH         Defined            119540           2525
First State Bancorporation (nm  COM       336453105           27     13900  SH         Defined             13900
Genl Electric Co                COM       369604103         2044    174413  SH         Defined            173413           1000
Gulfmark Offshore Inc           COM       402629109          353     12800  SH         Defined             12800
Hanmi Finl Corp                 COM       410495105           30     17400  SH         Defined             17400
Hanover Insurance Group, Inc    COM       410867105          771     20244  SH         Defined             20244
Helmerich & Payne, Inc          COM       423452101          219      7100  SH         Defined              7100
Henry Jack & Assoc Inc          COM       426281101          413     19885  SH         Defined             19885
Hercules Offshore Inc           COM       427093109          103     25949  SH         Defined             25949
Horace Mann Educators           COM       440327104          223     22400  SH         Defined             22400
Humana Inc                      COM       444859102         2051     63575  SH         Defined             61575           2000
Huron Consulting Group          COM       447462102          344      7450  SH         Defined              7450
iShares Barclays Treas Inflat   COM       464287176          464      4567  SH         Defined              1206           3361
iShares Barclays Aggregate Bon  COM       464287226         3483     34095  SH         Defined             27984           6111
iShares iBoxx Inv Grade Corp B  COM       464287242          235      2345  SH         Defined              1040           1305
iShares Russell 2000 Value - E  COM       464287630         1515     32555  SH         Defined             32335            220
iShares S & P Small Cap 600 -   COM       464287804          693     15600  SH         Defined             15600
iShares JP Morgan Emerg Mkts B  COM       464288281          238      2529  SH         Defined              2465             64
iShares Tr S&P Nat'l Mun Bond   COM       464288414          668      6700  SH         Defined              6700
iShares iBoxx High Yld Corp Bo  COM       464288513          253      3173  SH         Defined              3099             74
iShares Barclays MBSFixed-Rate  COM       464288588         1054     10013  SH         Defined             10013
iShares Barclays 1-3 Yr Credit  COM       464288646         1344     13042  SH         Defined             12160            882
Johnson & Johnson               COM       478160104         6958    122502  SH         Defined            111845          10657
Manhattan Associates Inc        COM       562750109          348     19100  SH         Defined             19100
Mediware Information System In  COM       584946107           77     12504  SH         Defined             12504
Microsoft Corp                  COM       594918104         9101    382897  SH         Defined            360192          22705
S&P 400 Mid-Cap Dep Receipts -  COM       595635103          670      6366  SH         Defined              6366
Moodys Corp                     COM       615369105         1664     63145  SH         Defined             61845           1300

Motorcar Parts & Acces          COM       620071100          175     44891  SH         Defined             44891
Mylan Laboratories              COM       628530107         1537    117800  SH         Defined            114000           3800
Noven Pharmaceuticals           COM       670009109          277     19393  SH         Defined             19393
Patterson Companies, Inc        COM       703395103          273     12600  SH         Defined             12600
Pepsico Inc                     COM       713448108         4414     80318  SH         Defined             78704           1614
Pfizer Inc                      COM       717081103         1905    126970  SH         Defined            122636           4334
Pharmaceutical Prod             COM       717124101          216      9300  SH         Defined              9300
Pioneer Drilling Co             COM       723655106           86     17877  SH         Defined             17877
Procter & Gamble Co             COM       742718109         6893    134893  SH         Defined            132633           2260
Rowan Companies, Inc            COM       779382100          493     25500  SH         Defined             25500
Schering Plough Corp            COM       806605101         1220     48552  SH         Defined             46007           2545
Schering Plough 6% Pfd Series   PFD       806605705         4215     18595  SH         Defined             18570             25
Spectra Energy Corp             COM       847560109          530     31295  SH         Defined             30718            577
Teletech Holdings Inc           COM       879939106          236     15600  SH         Defined             15600
Tidewater Inc                   COM       886423102          310      7225  SH         Defined              7225
United Fire & Casualty Co       COM       910331107          602     35100  SH         Defined             35100
Western Union Co                COM       959802109         5803    353811  SH         Defined            345874           7937
World Acceptance Corp           COM       981419104          448     22500  SH         Defined             22500
Dun & Bradstreet Corp           COM       26483E100         3217     39617  SH         Defined             38587           1030
AmerisourceBergen Corp          COM       03073e105          766     43184  SH         Defined             42960            224
Inventiv Health Inc             COM       46122e105          339     25050  SH         Defined             25050
AT & T Inc                      COM       00206r102         1800     72482  SH         Defined             68332           4150
Actuant Corp Cl A New           COM       00508x203          332     27232  SH         Defined             27232
Animal Health Intl Inc          COM       03525n109           19     12400  SH         Defined             12400
Cardinal Health Inc             COM       14149Y108         5681    185961  SH         Defined            183616           2345
Chart Industries Inc            COM       16115q308          291     16000  SH         Defined             16000
Community Bancorp Nev           COM       20343t100           10     10400  SH         Defined             10400
Compass Minerals Int'l          COM       20451n101         4169     75919  SH         Defined             74602           1317
ConocoPhillips                  COM       20825c104         5989    142385  SH         Defined            133096           9289
Devon Energy Corp               COM       25179M103         3834     70356  SH         Defined             69055           1301
Duke Energy                     COM       26441c105          446     30591  SH         Defined             29437           1154
Ensco Intl Inc                  COM       26874q100         3619    103785  SH         Defined            102150           1635
Emergency Med Svcs Cor Cl A     COM       29100P102          203      5500  SH         Defined              5500
Encore Acquisition Co           COM       29255w100          336     10900  SH         Defined             10900
Endo Pharmaceutc Hldgs          COM       29264f205         2878    160600  SH         Defined            158500           2100
Energen Corp                    COM       29265n108          219      5500  SH         Defined              5500
Exxon Mobil Corp                COM       30231G102         1940     27743  SH         Defined             26943            800
FBL Financial Group Inc. Cl A   COM       30239F106          164     19900  SH         Defined             19900
Firstservice Corp               COM       33761n109          246     20925  SH         Defined             20925
Freeport McMoran Copper & Gold  COM       35671D857         2082     41555  SH         Defined             41355            200
Frontier Oil Corp               COM       35914p105         1429    109000  SH         Defined            109000
Healthspring Inc                COM       42224n101          411     37800  SH         Defined             37800
Innophos Holdings Inc           COM       45774n108          279     16500  SH         Defined             16500
Investment Tec Grp              COM       46145f105          355     17400  SH         Defined             17400
J P Morgan Chase & Co           COM       46625h100          325      9532  SH         Defined              9532
Jones Lang LaSalle Inc          COM       48020q107          964     29440  SH         Defined             29240            200
Kinder Morgan Management, LLC   COM       49455u100         3528     78108  SH         Defined             75277           2831
LHC Group Inc                   COM       50187a107          234     10550  SH         Defined             10550
Laboratory Corp Of America Hol  COM       50540r409          586      8643  SH         Defined              8181            462
Market Vectors Gold Miner - ET  COM       57060U100         2713     71744  SH         Defined             69619           2125
McKesson HBOC Inc               COM       58155q103          291      6620  SH         Defined              6620
Neuberger Berman Intrmd Muni B  COM       64124p101          278     22200  SH         Defined             22200
Nighthawk Radiology Holdings    COM       65411n105          155     42000  SH         Defined             42000
Oracle Corp                     COM       68389X105         3460    161535  SH         Defined            158275           3260
Pacific Premier Bncrp           COM       69478x105           63     13155  SH         Defined             13155
Pain Therapeutics Inc           COM       69562k100          262     48824  SH         Defined             48824
Standard & Poor's 500 Deposito  COM       78462f103         2644     28752  SH         Defined             28591            161
SPDR Gold Trust - ETF           COM       78463V107          304      3333  SH         Defined              1995           1338
KBW Regional Banking - ETF      COM       78464a698          970     53154  SH         Defined             53154
Tetra Technologies Inc          COM       88162f105          269     33750  SH         Defined             33750
UCBH Holdings Inc               COM       90262t308           42     33520  SH         Defined             33520
U.S. Auto Parts Network, Inc    COM       90343c100          116     30797  SH         Defined             30797
Union Drilling, Inc             COM       90653p105          124     18757  SH         Defined             18757
United Health Group Inc         COM       91324P102         2928    117223  SH         Defined            116052           1171
Valero Energy Corp              COM       91913Y100         3495    206925  SH         Defined            204935           1990
Wellcare Health Plans           COM       94946t106         5416    292912  SH         Defined            274587          18325
WellPoint Inc                   COM       94973v107         5328    104700  SH         Defined            103340           1360
Wesco Intl Inc                  COM       95082P105         2218     88575  SH         Defined             88075            500

Windstream Corp                 COM       97381w104           98     11703  SH         Defined             11703
Allied Wrld Assur Com Shs       COM       g0219g203         1151     28200  SH         Defined             28200
Arch Capital Group LTD          COM       G0450A105          392      6700  SH         Defined              6700
Argo Group International Holdi  COM       g0464b107         1205     42704  SH         Defined             42203            501
Aspen Ins Hldgs Ltd Shs         COM       g05384105         1127     50450  SH         Defined             50450
Accenture Ltd. Cl A             COM       g1150g111         1680     50200  SH         Defined             49500            700
Covidien PLC                    COM       g2554f105         1761     47033  SH         Defined             46108            925
Endurance Specialty Holdings L  COM       g30397106         1335     45550  SH         Defined             45550
Everest Re Group LTD            COM       g3223r108         2340     32700  SH         Defined             32100            600
Flagstone Reinsurance Holdings  COM       g3529t105         1103    107100  SH         Defined            107100
Montpelier Re Holdings Ltd      COM       G62185106         1708    128505  SH         Defined            127405           1100
Nabors Industries Ltd           COM       g6359f103          164     10500  SH         Defined             10500
RenaissanceRe Holdings Ltd      COM       G7496G103         5650    121400  SH         Defined            119200           2200
Noble Corporation               COM       h5833n103         2903     95975  SH         Defined             95025            950
REPORT SUMMARY                       138  DATA RECORDS    212430              1  OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED